Provisions - Summary of Provisions (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Provisions [Abstract]
Employee Benefits	$ 146	$ 179
Provision for make good	25	27
Total provisions	$ 171	$ 206